Financial risk management - Exposure to currency risk (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EXPOSURE TO CURRENCY RISK
Cash and cash equivalents	$ 186.3	$ 83.4	$ 103.7
Deferred tax liability	(53.5)	(48.3)
Reclamation and closure cost obligations	(119.2)	(107.0)	$ (92.6)
Canadian dollar | Currency risk
EXPOSURE TO CURRENCY RISK
Cash and cash equivalents	34.6	11.0
Trade and other receivables	53.5	7.0
Income tax (payable) receivable	(0.7)	(0.3)
Trade and other payables	(80.1)	(86.8)
Deferred tax liability	(53.5)	(48.3)
Reclamation and closure cost obligations	(113.3)	(93.3)
Share units	(10.9)	(1.9)
Total exposure to currency risk	(170.4)	(212.6)
Mexican peso | Currency risk
EXPOSURE TO CURRENCY RISK
Cash and cash equivalents	0.1	0.3
Trade and other receivables	1.6	0.9
Income tax (payable) receivable	4.1	4.6
Trade and other payables	(6.5)	(13.5)
Deferred tax liability	0.0	0.0
Reclamation and closure cost obligations	(0.3)	(1.4)
Share units	0.0	0.0
Total exposure to currency risk	$ (1.0)	$ (9.1)